CONSOLIDATED INCOME STATEMENTS - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue	£ 5,479	£ 244
Cost of sales	(3,762)
Gross (loss) / profit	1,717	244
Research and development costs	(20,209)	(13,336)	£ (9,743)
Administrative expenses	(13,983)	(9,642)	(10,828)
Other (losses)/gains - net	(3,372)		6
Operating loss	(35,847)	(22,734)	(20,565)
Finance and other expenses	(323)	(163)
Finance and other income	129	27	39
Loss for the year before taxation	(36,041)	(22,870)	(20,526)
Taxation	3,494	3,288	2,115
Loss for the year after taxation	£ (32,547)	£ (19,582)	£ (18,411)
Loss per ordinary equity share (basic and diluted)	£ (0.398)	£ (0.261)	£ (0.262)